Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable
A continuity schedule of the long-term royalty payable is as follows:

	December 31, 2019	December 31, 2018
Balance, beginning of year	$20,935	$19,031
Accretion expense	3,357	4,135
Repayment	(6,034)	(3,009)
Additional finance charge from prepayment	—	778
Balance, end of year	18,258	20,935
Current portion	(5,936)	(6,091)
Long-term portion	$12,322	$14,844

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the long-term debt, including the convertible debt if it is not converted to common shares (see (c) above), is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2020	$7,858	$741	$—	$4,378	$590	$13,567
2021	9,846	834	17,431	338	545	28,994
2022	2,311	929	—	389	275	3,904
2023	2,192	—	—	—	150	2,342
2024 and thereafter	—	—	—	—	72	72
	$22,207	$2,504	$17,431	$5,105	$1,632	$48,879
The minimum repayments including interest are as follows, for the years ending December 31:

2020	$5,936
2021	7,268
2022	5,103
2023	1,162
2024	1,637
2025 and thereafter	5,122
$26,228